INCOME TAXES - Loss carry-forward (Details) € in Thousands	Dec. 31, 2022 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	€ 32,773
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	105
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	463
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	699
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	818
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	308
2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	226
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,224
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,685
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,532
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,194
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,063
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,929
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,561
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,173
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,237
2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	4,029
2042
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	€ 4,527